TAXES - Income (loss) before income taxes (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
TAXES
U.S. operations					$ (1,765)	$ (974)	$ (732)
Non-U.S. operations					(138)	(786)	159
Income (loss) before income taxes	$ (205)	$ (189)	$ (313)	$ (403)	$ (1,903)	$ (1,760)	$ (573)